CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net loss for the year	$ (135,112)	$ (114,276)
Adjustments for:
Depletion, depreciation and amortization	126,170	137,411
Share-based payments	12,874	13,958
Income tax (recovery) expense	(60,803)	52,872
Finance costs	26,280	20,323
Write down on asset held-for-sale	7,229	0
Unrealized (gain) loss from marketable securities and silver futures derivatives	(2,639)	4,242
Loss (gain) on sale of mining interest	3,024	(4,301)
Impairment (reversal of impairment) of non-current asset	125,200	(2,651)
Other	(3,029)	1,843
Operating cash flows before non-cash working capital and taxes	99,194	109,421
Net change in non-cash working capital items	(18,916)	(27,686)
Income taxes paid	(24,664)	(62,747)
Cash generated by operating activities	55,614	18,988
Investing Activities
Expenditures on mining interests	(113,994)	(157,975)
Acquisition of property, plant and equipment	(31,987)	(59,705)
Cash disposed as part of the sale of La Guitarra	(5,401)	0
Deposits paid for acquisition of non-current assets	(1,398)	(1,135)
Other	(1,219)	5,018
Cash used in investing activities	(153,999)	(213,797)
Financing Activities
Proceeds from prospectus offering, net of share issue costs	92,092	113,395
Proceeds from exercise of stock options	2,134	4,664
Repayment of lease liabilities	(15,238)	(13,469)
Finance costs paid	(8,471)	(3,172)
Proceeds from debt facilities	0	50,000
Repayment of debt facilities	0	(30,000)
Dividends declared and paid	(5,868)	(6,867)
Shares repurchased and cancelled	0	(665)
Cash provided by financing activities	64,649	113,886
Effect of exchange rate on cash and cash equivalents held in foreign currencies	2,660	(346)
Decrease in cash and cash equivalents	(33,736)	(80,923)
Cash and cash equivalents, beginning of the year	151,438	237,926
Change in cash and cash equivalents classified as held for sale	5,219	0
Cash and cash equivalents reclassified as held for sale	0	(5,219)
Cash and cash equivalents, end of year	$ 125,581	$ 151,438